UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Convertible Securities Fund

February 28, 2009

1.797939.105

CVS-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 60.6%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 59.8%
CONSUMER DISCRETIONARY - 4.3%
Diversified Consumer Services - 0.8%
Stewart Enterprises, Inc.:
3.125% 7/15/14 (g)	$ 12,000	$ 6,093
3.375% 7/15/16 (g)	12,000	5,154
		11,247
Hotels, Restaurants & Leisure - 0.9%
Ambassadors International, Inc. 3.75% 4/15/27 (g)	8,000	2,000
WMS Industries, Inc.:
2.75% 7/15/10 (g)	4,000	5,620
2.75% 7/15/10	2,800	3,934
		11,554
Media - 1.5%
Regal Entertainment Group 6.25% 3/15/11 (g)	19,297	17,174
XM Satellite Radio, Inc. 7% 12/1/14 (g)	10,000	2,700
		19,874
Specialty Retail - 1.1%
Asbury Automotive Group, Inc. 3% 9/15/12 (g)	3,000	1,064
Eddie Bauer Holdings, Inc.:
5.25% 4/1/14 (g)	15,750	4,544
5.25% 4/1/14	2,000	577
United Auto Group, Inc.:
3.5% 4/1/26 (g)	10,000	6,460
3.5% 4/1/26	2,533	1,636
		14,281
TOTAL CONSUMER DISCRETIONARY		56,956
CONSUMER STAPLES - 5.5%
Beverages - 1.1%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	14,304
Food & Staples Retailing - 3.0%
Nash-Finch Co. 1.6314% 3/15/35 (e)	34,480	13,353
Rite Aid Corp. 8.5% 5/15/15	9,100	2,389
The Great Atlantic & Pacific Tea Co.:
5.125% 6/15/11	18,000	9,360
6.75% 12/15/12	12,000	5,880
The Pantry, Inc. 3% 11/15/12	14,000	9,331
		40,313
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 1.4%
Smithfield Foods, Inc. 4% 6/30/13	$ 12,250	$ 7,572
Tyson Foods, Inc. 3.25% 10/15/13	13,000	10,805
		18,377
TOTAL CONSUMER STAPLES		72,994
ENERGY - 13.9%
Energy Equipment & Services - 2.0%
Global Industries Ltd. 2.75% 8/1/27 (g)	10,000	3,488
Grey Wolf, Inc. 1.4088% 4/1/24 (h)	3,880	3,841
Hercules Offshore, Inc. 3.375% 6/1/38 (g)	20,000	7,080
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (e)(g)	5,000	3,021
Oil States International, Inc. 2.375% 7/1/25 (g)	4,500	3,361
SESI LLC 1.5% 12/15/26 (e)(g)	7,000	5,044
		25,835
Oil, Gas & Consumable Fuels - 11.9%
Alpha Natural Resources, Inc. 2.375% 4/15/15	25,500	17,452
Chesapeake Energy Corp. 2.5% 5/15/37	75,250	45,692
Goodrich Petroleum Corp. 3.25% 12/1/26	6,000	4,313
Patriot Coal Corp. 3.25% 5/31/13 (g)	6,000	2,685
Peabody Energy Corp. 4.75% 12/15/66	107,250	72,662
Quicksilver Resources, Inc. 1.875% 11/1/24 (g)	14,500	10,585
St. Mary Land & Exploration Co. 3.5% 4/1/27 (g)	8,000	5,763
		159,152
TOTAL ENERGY		184,987
FINANCIALS - 2.5%
Diversified Financial Services - 1.8%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13 (g)	30,000	23,775
Real Estate Investment Trusts - 0.7%
Ventas, Inc. 3.875% 11/15/11 (g)	12,000	9,720
TOTAL FINANCIALS		33,495
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - 6.3%
Health Care Equipment & Supplies - 4.1%
Beckman Coulter, Inc. 2.5% 12/15/36 (g)	$ 8,500	$ 7,682
Inverness Medical Innovations, Inc.:
3% 5/15/16 (g)	21,000	15,960
3% 5/15/16	10,000	7,600
Kinetic Concepts, Inc. 3.25% 4/15/15 (g)	15,000	10,248
Medtronic, Inc. 1.625% 4/15/13	8,000	6,960
SonoSite, Inc. 3.75% 7/15/14	7,000	5,865
		54,315
Health Care Providers & Services - 0.3%
Omnicare, Inc. 3.25% 12/15/35	7,000	4,708
Life Sciences Tools & Services - 1.9%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (g)	4,000	3,190
Fisher Scientific International, Inc.:
2.5% 10/1/23 (g)	3,300	5,181
2.5% 10/1/23	7,400	11,618
Nektar Therapeutics 3.25% 9/28/12	9,000	5,807
		25,796
TOTAL HEALTH CARE		84,819
INDUSTRIALS - 7.8%
Aerospace & Defense - 1.0%
Alliant Techsystems, Inc. 2.75% 9/15/11	14,000	13,532
Airlines - 1.3%
AirTran Holdings, Inc. 7% 7/1/23	10,000	7,600
UAL Corp.:
4.5% 6/30/21 (g)	10,500	4,396
4.5% 6/30/21	5,000	2,094
US Airways Group, Inc. 7% 9/30/20 (g)	4,810	3,084
		17,174
Construction & Engineering - 0.5%
Quanta Services, Inc. 3.75% 4/30/26 (g)	7,000	6,930
Electrical Equipment - 2.5%
C&D Technologies, Inc.:
5.25% 11/1/25 (g)	4,400	2,508
5.25% 11/1/25	32,596	18,580
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - continued
Evergreen Solar, Inc. 4% 7/15/13	$ 4,000	$ 920
General Cable Corp. 1% 10/15/12 (g)	16,000	10,885
		32,893
Machinery - 0.6%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (g)	5,500	2,138
2.375% 5/15/26	8,000	3,110
Trinity Industries, Inc. 3.875% 6/1/36	7,000	2,949
		8,197
Marine - 1.9%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (g)	34,000	6,871
Horizon Lines, Inc. 4.25% 8/15/12 (g)	40,000	19,200
		26,071
TOTAL INDUSTRIALS		104,797
INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 2.1%
Finisar Corp. 2.5% 10/15/10	15,760	7,878
JDS Uniphase Corp. 1% 5/15/26 (g)	14,000	8,260
L-3 Communications Corp. 3% 8/1/35	3,000	2,918
Lucent Technologies, Inc. 2.875% 6/15/25	10,000	4,346
Nortel Networks Corp. 2.125% 4/15/14 (d)(g)	10,000	1,300
Symmetricom, Inc. 3.25% 6/15/25	5,214	3,909
		28,611
Computers & Peripherals - 2.0%
EMC Corp. 1.75% 12/1/13 (g)	17,000	16,061
Hutchinson Technology, Inc. 3.25% 1/15/26	11,000	2,970
SanDisk Corp. 1% 5/15/13	13,000	7,020
		26,051
Electronic Equipment & Components - 3.8%
Anixter International, Inc. 1% 2/15/13 (g)	4,540	3,391
Flextronics International Ltd. 1% 8/1/10	30,580	27,446
L-1 Identity Solutions, Inc. 3.75% 5/15/27	10,000	6,353
Merix Corp.:
4% 5/15/13 (g)	11,250	2,672
4% 5/15/13	7,600	1,805
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Newport Corp. 2.5% 2/15/12 (g)	$ 3,750	$ 2,488
SYNNEX Corp. 4% 5/15/18 (g)	10,000	7,012
		51,167
Internet Software & Services - 0.4%
GSI Commerce, Inc. 2.5% 6/1/27 (g)	10,000	4,900
IT Services - 1.9%
BearingPoint, Inc. 3.1% 12/15/24 (g)	8,000	4
CACI International, Inc. 2.125% 5/1/14	6,000	5,667
DST Systems, Inc. Series A:
4.125% 8/15/23 (g)	4,300	4,042
4.125% 8/15/23	16,800	15,792
		25,505
Semiconductors & Semiconductor Equipment - 7.0%
Advanced Micro Devices, Inc.:
5.75% 8/15/12	40,000	16,050
6% 5/1/15	15,000	5,475
Conexant Systems, Inc. 4% 3/1/26	7,000	2,100
Credence Systems Corp.:
3.5% 5/15/10 (g)	8,000	1,600
3.5% 5/15/10	7,500	1,500
Intel Corp. 2.95% 12/15/35	38,000	29,293
Micron Technology, Inc. 1.875% 6/1/14	10,000	3,699
ON Semiconductor Corp.:
1.875% 12/15/25 (g)	3,750	2,736
2.625% 12/15/26	35,330	22,325
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	8,515
Spansion, Inc. 2.25% 6/15/16 (d)(g)	7,267	36
		93,329
Software - 0.9%
Borland Software Corp. 2.75% 2/15/12 (g)	13,000	7,743
Symantec Corp. 1% 6/15/13	5,000	4,631
		12,374
TOTAL INFORMATION TECHNOLOGY		241,937
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
MATERIALS - 0.2%
Metals & Mining - 0.2%
Newmont Mining Corp. 3% 2/15/12	$ 2,120	$ 2,480
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. 3.5% 6/15/12	16,000	6,671
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	4,140
		10,811
Wireless Telecommunication Services - 0.4%
Leap Wireless International, Inc. 4.5% 7/15/14 (g)	8,000	5,447
TOTAL TELECOMMUNICATION SERVICES		16,258
TOTAL CONVERTIBLE BONDS		798,723
Nonconvertible Bonds - 0.8%
CONSUMER STAPLES - 0.2%
Personal Products - 0.2%
Revlon Consumer Products Corp. 9.5% 4/1/11	3,745	2,519
FINANCIALS - 0.2%
Consumer Finance - 0.2%
GMAC LLC:
7.5% 12/31/13 (g)	4,264	1,791
8% 12/31/18 (g)	3,812	915
		2,706
INFORMATION TECHNOLOGY - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Amkor Technology, Inc.:
7.75% 5/15/13	1,995	1,137
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Amkor Technology, Inc.: - continued
9.25% 6/1/16	$ 5,935	$ 3,324
Freescale Semiconductor, Inc. 9.875% 12/15/14 pay-in-kind (h)	20,000	889
		5,350
TOTAL NONCONVERTIBLE BONDS		10,575
TOTAL CORPORATE BONDS (Cost $1,297,244)		809,298
Common Stocks - 3.2%
	Shares
CONSUMER DISCRETIONARY - 0.6%
Diversified Consumer Services - 0.3%
Service Corp. International	1,143,000	3,863
Hotels, Restaurants & Leisure - 0.3%
Domino's Pizza, Inc. (a)	170,400	1,164
Las Vegas Sands Corp. (a)(f)	1,539,400	3,510
		4,674
TOTAL CONSUMER DISCRETIONARY		8,537
ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
McMoRan Exploration Co. (a)(f)	500,000	2,295
Teekay Corp.	795,625	12,563
		14,858
FINANCIALS - 0.7%
Commercial Banks - 0.7%
KeyCorp	1,297,800	9,098
Diversified Financial Services - 0.0%
CIT Group, Inc.	136,300	334
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	2,959,042	$ 74
TOTAL FINANCIALS		9,506
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment & Components - 0.1%
L-1 Identity Solutions, Inc. (a)	100,000	460
Semiconductors & Semiconductor Equipment - 0.7%
Amkor Technology, Inc. (a)	843,200	1,442
EMCORE Corp. (a)(f)	172,258	119
ON Semiconductor Corp. (a)	2,169,500	7,940
		9,501
TOTAL INFORMATION TECHNOLOGY		9,961
TOTAL COMMON STOCKS (Cost $99,824)		42,862
Convertible Preferred Stocks - 32.0%

CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.5%
Ford Motor Co. Capital Trust II 6.50%	450,000	3,488
General Motors Corp. Series C, 6.25%	1,501,467	3,829
		7,317
Media - 0.3%
Interpublic Group of Companies, Inc. Series B, 5.25% (g)	10,000	3,588
TOTAL CONSUMER DISCRETIONARY		10,905
CONSUMER STAPLES - 3.5%
Food Products - 3.5%
Archer Daniels Midland Co. 6.25%	600,000	21,204
Bunge Ltd.:
4.875%	237,000	15,047
5.125%	22,000	10,108
		46,359
Convertible Preferred Stocks - continued
	Shares	Value (000s)
ENERGY - 8.0%
Oil, Gas & Consumable Fuels - 8.0%
Chesapeake Energy Corp. 4.50%	135,271	$ 7,863
El Paso Corp. 4.99% (g)	154,990	95,320
Goodrich Petroleum Corp. 5.375%	100,000	3,526
		106,709
FINANCIALS - 11.1%
Commercial Banks - 6.3%
Huntington Bancshares, Inc. 8.50%	40,000	10,430
KeyCorp Series A, 7.75%	300,000	18,450
Wells Fargo & Co. 7.50%	120,550	55,453
		84,333
Diversified Financial Services - 4.8%
Bank of America Corp. Series L, 7.25%	178,285	63,291
CIT Group, Inc. Series C, 8.75%	25,300	377
		63,668
TOTAL FINANCIALS		148,001
MATERIALS - 8.2%
Chemicals - 2.7%
Celanese Corp. 4.25%	2,893,200	36,252
Metals & Mining - 5.5%
Freeport-McMoRan Copper & Gold, Inc.:
5.50%	18,400	14,080
6.75%	1,093,500	59,144
		73,224
TOTAL MATERIALS		109,476
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc. Series A, 5.75%	26,800	5,183
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $894,235)		426,633
Floating Rate Loans - 0.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 10.7563% 12/12/14 (h)	$ 7,371	$ 2,211
FINANCIALS - 0.6%
Diversified Financial Services - 0.6%
CCO Holdings, LLC Tranche 3LN, term loan 3.9588% 9/6/14 (h)	15,000	8,700
TOTAL FLOATING RATE LOANS (Cost $18,838)		10,911
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.59% (b)	27,131,324	27,131
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	4,942,707	4,943
TOTAL MONEY MARKET FUNDS (Cost $32,074)		32,074
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.26%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $2,451)	$ 2,451	2,451
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $2,344,666)		1,324,229
NET OTHER ASSETS - 0.8%		10,102
NET ASSETS - 100%		$ 1,334,331
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $392,910,000 or 29.4% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,451,000 due 3/02/09 at 0.26%
BNP Paribas Securities Corp.	$ 1,210
Banc of America Securities LLC	451
Barclays Capital, Inc.	643
Deutsche Bank Securities, Inc.	147
$ 2,451
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 86
Fidelity Securities Lending Cash Central Fund	14
Total	$ 100
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,324,229	$ 103,816	$ 1,218,202	$ 2,211
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 11,213
Total Realized Gain (Loss)	(7,309)
Total Unrealized Gain (Loss)	2,389
Cost of Purchases	135
Proceeds of Sales	(1,178)
Amortization/Accretion	45
Transfer in/out of Level 3	(3,084)
Ending Balance	$ 2,211

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $2,340,758,000. Net unrealized depreciation aggregated $1,016,529,000, of which $9,058,000 related to appreciated investment securities and $1,025,587,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. A significant portion of the Fund's securities are valued at period end by a single source or dealer. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Convertible
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Convertible
Securities Fund

1.884072.100

ACVS-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 60.6%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 59.8%
CONSUMER DISCRETIONARY - 4.3%
Diversified Consumer Services - 0.8%
Stewart Enterprises, Inc.:
3.125% 7/15/14 (g)	$ 12,000	$ 6,093
3.375% 7/15/16 (g)	12,000	5,154
		11,247
Hotels, Restaurants & Leisure - 0.9%
Ambassadors International, Inc. 3.75% 4/15/27 (g)	8,000	2,000
WMS Industries, Inc.:
2.75% 7/15/10 (g)	4,000	5,620
2.75% 7/15/10	2,800	3,934
		11,554
Media - 1.5%
Regal Entertainment Group 6.25% 3/15/11 (g)	19,297	17,174
XM Satellite Radio, Inc. 7% 12/1/14 (g)	10,000	2,700
		19,874
Specialty Retail - 1.1%
Asbury Automotive Group, Inc. 3% 9/15/12 (g)	3,000	1,064
Eddie Bauer Holdings, Inc.:
5.25% 4/1/14 (g)	15,750	4,544
5.25% 4/1/14	2,000	577
United Auto Group, Inc.:
3.5% 4/1/26 (g)	10,000	6,460
3.5% 4/1/26	2,533	1,636
		14,281
TOTAL CONSUMER DISCRETIONARY		56,956
CONSUMER STAPLES - 5.5%
Beverages - 1.1%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	14,304
Food & Staples Retailing - 3.0%
Nash-Finch Co. 1.6314% 3/15/35 (e)	34,480	13,353
Rite Aid Corp. 8.5% 5/15/15	9,100	2,389
The Great Atlantic & Pacific Tea Co.:
5.125% 6/15/11	18,000	9,360
6.75% 12/15/12	12,000	5,880
The Pantry, Inc. 3% 11/15/12	14,000	9,331
		40,313
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 1.4%
Smithfield Foods, Inc. 4% 6/30/13	$ 12,250	$ 7,572
Tyson Foods, Inc. 3.25% 10/15/13	13,000	10,805
		18,377
TOTAL CONSUMER STAPLES		72,994
ENERGY - 13.9%
Energy Equipment & Services - 2.0%
Global Industries Ltd. 2.75% 8/1/27 (g)	10,000	3,488
Grey Wolf, Inc. 1.4088% 4/1/24 (h)	3,880	3,841
Hercules Offshore, Inc. 3.375% 6/1/38 (g)	20,000	7,080
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (e)(g)	5,000	3,021
Oil States International, Inc. 2.375% 7/1/25 (g)	4,500	3,361
SESI LLC 1.5% 12/15/26 (e)(g)	7,000	5,044
		25,835
Oil, Gas & Consumable Fuels - 11.9%
Alpha Natural Resources, Inc. 2.375% 4/15/15	25,500	17,452
Chesapeake Energy Corp. 2.5% 5/15/37	75,250	45,692
Goodrich Petroleum Corp. 3.25% 12/1/26	6,000	4,313
Patriot Coal Corp. 3.25% 5/31/13 (g)	6,000	2,685
Peabody Energy Corp. 4.75% 12/15/66	107,250	72,662
Quicksilver Resources, Inc. 1.875% 11/1/24 (g)	14,500	10,585
St. Mary Land & Exploration Co. 3.5% 4/1/27 (g)	8,000	5,763
		159,152
TOTAL ENERGY		184,987
FINANCIALS - 2.5%
Diversified Financial Services - 1.8%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13 (g)	30,000	23,775
Real Estate Investment Trusts - 0.7%
Ventas, Inc. 3.875% 11/15/11 (g)	12,000	9,720
TOTAL FINANCIALS		33,495
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - 6.3%
Health Care Equipment & Supplies - 4.1%
Beckman Coulter, Inc. 2.5% 12/15/36 (g)	$ 8,500	$ 7,682
Inverness Medical Innovations, Inc.:
3% 5/15/16 (g)	21,000	15,960
3% 5/15/16	10,000	7,600
Kinetic Concepts, Inc. 3.25% 4/15/15 (g)	15,000	10,248
Medtronic, Inc. 1.625% 4/15/13	8,000	6,960
SonoSite, Inc. 3.75% 7/15/14	7,000	5,865
		54,315
Health Care Providers & Services - 0.3%
Omnicare, Inc. 3.25% 12/15/35	7,000	4,708
Life Sciences Tools & Services - 1.9%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (g)	4,000	3,190
Fisher Scientific International, Inc.:
2.5% 10/1/23 (g)	3,300	5,181
2.5% 10/1/23	7,400	11,618
Nektar Therapeutics 3.25% 9/28/12	9,000	5,807
		25,796
TOTAL HEALTH CARE		84,819
INDUSTRIALS - 7.8%
Aerospace & Defense - 1.0%
Alliant Techsystems, Inc. 2.75% 9/15/11	14,000	13,532
Airlines - 1.3%
AirTran Holdings, Inc. 7% 7/1/23	10,000	7,600
UAL Corp.:
4.5% 6/30/21 (g)	10,500	4,396
4.5% 6/30/21	5,000	2,094
US Airways Group, Inc. 7% 9/30/20 (g)	4,810	3,084
		17,174
Construction & Engineering - 0.5%
Quanta Services, Inc. 3.75% 4/30/26 (g)	7,000	6,930
Electrical Equipment - 2.5%
C&D Technologies, Inc.:
5.25% 11/1/25 (g)	4,400	2,508
5.25% 11/1/25	32,596	18,580
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - continued
Evergreen Solar, Inc. 4% 7/15/13	$ 4,000	$ 920
General Cable Corp. 1% 10/15/12 (g)	16,000	10,885
		32,893
Machinery - 0.6%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (g)	5,500	2,138
2.375% 5/15/26	8,000	3,110
Trinity Industries, Inc. 3.875% 6/1/36	7,000	2,949
		8,197
Marine - 1.9%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (g)	34,000	6,871
Horizon Lines, Inc. 4.25% 8/15/12 (g)	40,000	19,200
		26,071
TOTAL INDUSTRIALS		104,797
INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 2.1%
Finisar Corp. 2.5% 10/15/10	15,760	7,878
JDS Uniphase Corp. 1% 5/15/26 (g)	14,000	8,260
L-3 Communications Corp. 3% 8/1/35	3,000	2,918
Lucent Technologies, Inc. 2.875% 6/15/25	10,000	4,346
Nortel Networks Corp. 2.125% 4/15/14 (d)(g)	10,000	1,300
Symmetricom, Inc. 3.25% 6/15/25	5,214	3,909
		28,611
Computers & Peripherals - 2.0%
EMC Corp. 1.75% 12/1/13 (g)	17,000	16,061
Hutchinson Technology, Inc. 3.25% 1/15/26	11,000	2,970
SanDisk Corp. 1% 5/15/13	13,000	7,020
		26,051
Electronic Equipment & Components - 3.8%
Anixter International, Inc. 1% 2/15/13 (g)	4,540	3,391
Flextronics International Ltd. 1% 8/1/10	30,580	27,446
L-1 Identity Solutions, Inc. 3.75% 5/15/27	10,000	6,353
Merix Corp.:
4% 5/15/13 (g)	11,250	2,672
4% 5/15/13	7,600	1,805
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Newport Corp. 2.5% 2/15/12 (g)	$ 3,750	$ 2,488
SYNNEX Corp. 4% 5/15/18 (g)	10,000	7,012
		51,167
Internet Software & Services - 0.4%
GSI Commerce, Inc. 2.5% 6/1/27 (g)	10,000	4,900
IT Services - 1.9%
BearingPoint, Inc. 3.1% 12/15/24 (g)	8,000	4
CACI International, Inc. 2.125% 5/1/14	6,000	5,667
DST Systems, Inc. Series A:
4.125% 8/15/23 (g)	4,300	4,042
4.125% 8/15/23	16,800	15,792
		25,505
Semiconductors & Semiconductor Equipment - 7.0%
Advanced Micro Devices, Inc.:
5.75% 8/15/12	40,000	16,050
6% 5/1/15	15,000	5,475
Conexant Systems, Inc. 4% 3/1/26	7,000	2,100
Credence Systems Corp.:
3.5% 5/15/10 (g)	8,000	1,600
3.5% 5/15/10	7,500	1,500
Intel Corp. 2.95% 12/15/35	38,000	29,293
Micron Technology, Inc. 1.875% 6/1/14	10,000	3,699
ON Semiconductor Corp.:
1.875% 12/15/25 (g)	3,750	2,736
2.625% 12/15/26	35,330	22,325
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	8,515
Spansion, Inc. 2.25% 6/15/16 (d)(g)	7,267	36
		93,329
Software - 0.9%
Borland Software Corp. 2.75% 2/15/12 (g)	13,000	7,743
Symantec Corp. 1% 6/15/13	5,000	4,631
		12,374
TOTAL INFORMATION TECHNOLOGY		241,937
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
MATERIALS - 0.2%
Metals & Mining - 0.2%
Newmont Mining Corp. 3% 2/15/12	$ 2,120	$ 2,480
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. 3.5% 6/15/12	16,000	6,671
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	4,140
		10,811
Wireless Telecommunication Services - 0.4%
Leap Wireless International, Inc. 4.5% 7/15/14 (g)	8,000	5,447
TOTAL TELECOMMUNICATION SERVICES		16,258
TOTAL CONVERTIBLE BONDS		798,723
Nonconvertible Bonds - 0.8%
CONSUMER STAPLES - 0.2%
Personal Products - 0.2%
Revlon Consumer Products Corp. 9.5% 4/1/11	3,745	2,519
FINANCIALS - 0.2%
Consumer Finance - 0.2%
GMAC LLC:
7.5% 12/31/13 (g)	4,264	1,791
8% 12/31/18 (g)	3,812	915
		2,706
INFORMATION TECHNOLOGY - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Amkor Technology, Inc.:
7.75% 5/15/13	1,995	1,137
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Amkor Technology, Inc.: - continued
9.25% 6/1/16	$ 5,935	$ 3,324
Freescale Semiconductor, Inc. 9.875% 12/15/14 pay-in-kind (h)	20,000	889
		5,350
TOTAL NONCONVERTIBLE BONDS		10,575
TOTAL CORPORATE BONDS (Cost $1,297,244)		809,298
Common Stocks - 3.2%
	Shares
CONSUMER DISCRETIONARY - 0.6%
Diversified Consumer Services - 0.3%
Service Corp. International	1,143,000	3,863
Hotels, Restaurants & Leisure - 0.3%
Domino's Pizza, Inc. (a)	170,400	1,164
Las Vegas Sands Corp. (a)(f)	1,539,400	3,510
		4,674
TOTAL CONSUMER DISCRETIONARY		8,537
ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
McMoRan Exploration Co. (a)(f)	500,000	2,295
Teekay Corp.	795,625	12,563
		14,858
FINANCIALS - 0.7%
Commercial Banks - 0.7%
KeyCorp	1,297,800	9,098
Diversified Financial Services - 0.0%
CIT Group, Inc.	136,300	334
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	2,959,042	$ 74
TOTAL FINANCIALS		9,506
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment & Components - 0.1%
L-1 Identity Solutions, Inc. (a)	100,000	460
Semiconductors & Semiconductor Equipment - 0.7%
Amkor Technology, Inc. (a)	843,200	1,442
EMCORE Corp. (a)(f)	172,258	119
ON Semiconductor Corp. (a)	2,169,500	7,940
		9,501
TOTAL INFORMATION TECHNOLOGY		9,961
TOTAL COMMON STOCKS (Cost $99,824)		42,862
Convertible Preferred Stocks - 32.0%

CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.5%
Ford Motor Co. Capital Trust II 6.50%	450,000	3,488
General Motors Corp. Series C, 6.25%	1,501,467	3,829
		7,317
Media - 0.3%
Interpublic Group of Companies, Inc. Series B, 5.25% (g)	10,000	3,588
TOTAL CONSUMER DISCRETIONARY		10,905
CONSUMER STAPLES - 3.5%
Food Products - 3.5%
Archer Daniels Midland Co. 6.25%	600,000	21,204
Bunge Ltd.:
4.875%	237,000	15,047
5.125%	22,000	10,108
		46,359
Convertible Preferred Stocks - continued
	Shares	Value (000s)
ENERGY - 8.0%
Oil, Gas & Consumable Fuels - 8.0%
Chesapeake Energy Corp. 4.50%	135,271	$ 7,863
El Paso Corp. 4.99% (g)	154,990	95,320
Goodrich Petroleum Corp. 5.375%	100,000	3,526
		106,709
FINANCIALS - 11.1%
Commercial Banks - 6.3%
Huntington Bancshares, Inc. 8.50%	40,000	10,430
KeyCorp Series A, 7.75%	300,000	18,450
Wells Fargo & Co. 7.50%	120,550	55,453
		84,333
Diversified Financial Services - 4.8%
Bank of America Corp. Series L, 7.25%	178,285	63,291
CIT Group, Inc. Series C, 8.75%	25,300	377
		63,668
TOTAL FINANCIALS		148,001
MATERIALS - 8.2%
Chemicals - 2.7%
Celanese Corp. 4.25%	2,893,200	36,252
Metals & Mining - 5.5%
Freeport-McMoRan Copper & Gold, Inc.:
5.50%	18,400	14,080
6.75%	1,093,500	59,144
		73,224
TOTAL MATERIALS		109,476
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc. Series A, 5.75%	26,800	5,183
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $894,235)		426,633
Floating Rate Loans - 0.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 10.7563% 12/12/14 (h)	$ 7,371	$ 2,211
FINANCIALS - 0.6%
Diversified Financial Services - 0.6%
CCO Holdings, LLC Tranche 3LN, term loan 3.9588% 9/6/14 (h)	15,000	8,700
TOTAL FLOATING RATE LOANS (Cost $18,838)		10,911
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.59% (b)	27,131,324	27,131
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	4,942,707	4,943
TOTAL MONEY MARKET FUNDS (Cost $32,074)		32,074
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.26%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $2,451)	$ 2,451	2,451
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $2,344,666)		1,324,229
NET OTHER ASSETS - 0.8%		10,102
NET ASSETS - 100%		$ 1,334,331
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $392,910,000 or 29.4% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,451,000 due 3/02/09 at 0.26%
BNP Paribas Securities Corp.	$ 1,210
Banc of America Securities LLC	451
Barclays Capital, Inc.	643
Deutsche Bank Securities, Inc.	147
$ 2,451
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 86
Fidelity Securities Lending Cash Central Fund	14
Total	$ 100
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,324,229	$ 103,816	$ 1,218,202	$ 2,211
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 11,213
Total Realized Gain (Loss)	(7,309)
Total Unrealized Gain (Loss)	2,389
Cost of Purchases	135
Proceeds of Sales	(1,178)
Amortization/Accretion	45
Transfer in/out of Level 3	(3,084)
Ending Balance	$ 2,211

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $2,340,758,000. Net unrealized depreciation aggregated $1,016,529,000, of which $9,058,000 related to appreciated investment securities and $1,025,587,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. A significant portion of the Fund's securities are valued at period end by a single source or dealer. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Equity-Income II Fund
Equity-Income II Class K

February 28, 2009

1.797940.105

EII-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.9%
Gentex Corp.	565,800	$ 4,526
Johnson Controls, Inc.	1,450,000	16,501
Magna International, Inc. Class A	223,600	5,737
The Goodyear Tire & Rubber Co. (a)	2,228,400	9,894
		36,658
Automobiles - 0.3%
Fiat SpA	943,300	4,218
Harley-Davidson, Inc. (d)	807,558	8,156
		12,374
Diversified Consumer Services - 0.9%
H&R Block, Inc.	1,745,400	33,337
Hotels, Restaurants & Leisure - 0.4%
Starbucks Corp. (a)	1,379,200	12,620
Starwood Hotels & Resorts Worldwide, Inc.	245,300	2,843
		15,463
Household Durables - 2.7%
Black & Decker Corp.	273,100	6,464
Lennar Corp. Class A	334,900	2,237
Newell Rubbermaid, Inc.	1,181,000	6,673
The Stanley Works	279,800	7,487
Toll Brothers, Inc. (a)	4,600,000	72,910
Whirlpool Corp.	509,200	11,320
		107,091
Media - 3.3%
Comcast Corp. Class A	2,378,600	31,065
Interpublic Group of Companies, Inc. (a)	901,400	3,434
Liberty Global, Inc. Class A (a)	405,734	4,978
McGraw-Hill Companies, Inc.	198,100	3,909
Scripps Networks Interactive, Inc. Class A	768,800	15,307
The Walt Disney Co.	848,800	14,234
Time Warner Cable, Inc. (a)	530,600	9,673
Time Warner, Inc.	4,897,853	37,371
Viacom, Inc. Class B (non-vtg.) (a)	306,900	4,723
Virgin Media, Inc.	912,900	4,364
		129,058
Multiline Retail - 2.1%
JCPenney Co., Inc.	484,900	7,434
Kohl's Corp. (a)	1,168,371	41,057
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Macy's, Inc.	837,319	$ 6,590
Target Corp.	930,400	26,340
		81,421
Specialty Retail - 3.3%
Home Depot, Inc.	2,800,000	58,492
Lowe's Companies, Inc.	856,700	13,570
PetSmart, Inc.	454,100	9,100
RadioShack Corp.	355,800	2,608
Staples, Inc.	1,783,700	28,450
Tiffany & Co., Inc. (d)	519,000	9,882
Williams-Sonoma, Inc.	665,300	5,808
		127,910
Textiles, Apparel & Luxury Goods - 0.0%
Liz Claiborne, Inc.	523,482	1,461
TOTAL CONSUMER DISCRETIONARY		544,773
CONSUMER STAPLES - 5.7%
Beverages - 1.0%
Carlsberg AS Series B	374,400	12,617
Heineken NV (Bearer)	188,500	5,032
The Coca-Cola Co.	545,200	22,271
		39,920
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	474,800	12,221
Wal-Mart Stores, Inc.	672,000	33,089
Winn-Dixie Stores, Inc. (a)	433,600	4,193
		49,503
Food Products - 1.1%
Hershey Co.	33,400	1,125
Kraft Foods, Inc. Class A	364,890	8,312
Nestle SA (Reg.)	666,265	21,779
Tyson Foods, Inc. Class A	1,464,769	12,348
		43,564
Household Products - 1.1%
Kimberly-Clark Corp.	410,900	19,357
Procter & Gamble Co.	527,800	25,424
		44,781
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.3%
Avon Products, Inc.	548,592	$ 9,650
Tobacco - 0.9%
Philip Morris International, Inc.	1,059,059	35,447
TOTAL CONSUMER STAPLES		222,865
ENERGY - 18.9%
Energy Equipment & Services - 2.7%
BJ Services Co.	388,100	3,753
Halliburton Co.	804,100	13,115
Nabors Industries Ltd. (a)	921,600	8,949
Noble Corp.	1,376,500	33,848
Pride International, Inc. (a)	321,400	5,541
Schlumberger Ltd. (NY Shares)	1,032,200	39,286
		104,492
Oil, Gas & Consumable Fuels - 16.2%
Anadarko Petroleum Corp.	175,898	6,148
Apache Corp.	396,100	23,406
Chesapeake Energy Corp.	342,800	5,361
Chevron Corp.	2,447,600	148,594
ConocoPhillips	2,200,000	82,170
CONSOL Energy, Inc.	222,500	6,063
Devon Energy Corp.	142,786	6,235
EOG Resources, Inc.	482,486	24,144
Exxon Mobil Corp.	2,705,700	183,718
Hess Corp.	506,500	27,700
Occidental Petroleum Corp.	770,295	39,955
Peabody Energy Corp.	213,300	5,049
Royal Dutch Shell PLC:
Class A sponsored ADR	939,100	41,292
Class B ADR (d)	235,100	9,987
Total SA sponsored ADR	366,618	17,304
Williams Companies, Inc.	770,100	8,702
		635,828
TOTAL ENERGY		740,320
FINANCIALS - 17.3%
Capital Markets - 5.7%
Bank of New York Mellon Corp.	2,557,424	56,698
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Credit Suisse Group sponsored ADR	672,900	$ 16,257
Deutsche Bank AG (NY Shares)	210,100	5,370
Goldman Sachs Group, Inc.	560,000	51,005
Morgan Stanley	3,600,000	70,344
State Street Corp.	357,900	9,044
T. Rowe Price Group, Inc.	243,400	5,535
UBS AG (NY Shares)	1,091,300	9,876
		224,129
Commercial Banks - 4.1%
Huntington Bancshares, Inc. (d)	385,900	563
KeyCorp	1,385,174	9,710
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	3,591,900	16,056
PNC Financial Services Group, Inc. (d)	1,391,000	38,030
U.S. Bancorp, Delaware	974,000	13,938
Wells Fargo & Co.	6,600,000	79,860
		158,157
Consumer Finance - 0.2%
Capital One Financial Corp.	270,900	3,264
SLM Corp. (a)	867,281	3,989
		7,253
Diversified Financial Services - 4.7%
Bank of America Corp.	8,717,016	34,432
CIT Group, Inc.	1,330,351	3,259
Citigroup, Inc.	5,700,000	8,550
CME Group, Inc.	32,300	5,892
JPMorgan Chase & Co.	5,800,000	132,530
		184,663
Insurance - 2.0%
ACE Ltd.	680,000	24,827
Allianz AG sponsored ADR	423,600	2,804
American International Group, Inc.	916,700	385
Hartford Financial Services Group, Inc.	600,700	3,664
MBIA, Inc. (a)	300,630	824
MetLife, Inc.	326,200	6,022
Montpelier Re Holdings Ltd.	1,094,500	13,900
The Travelers Companies, Inc.	753,133	27,226
		79,652
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.4%
HCP, Inc.	572,600	$ 10,461
Senior Housing Properties Trust (SBI)	472,882	5,968
		16,429
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.	779,260	7,676
TOTAL FINANCIALS		677,959
HEALTH CARE - 9.1%
Biotechnology - 0.7%
Amgen, Inc. (a)	606,900	29,696
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	1,329,105	9,330
Covidien Ltd.	544,000	17,228
		26,558
Health Care Providers & Services - 0.1%
UnitedHealth Group, Inc.	183,260	3,601
Pharmaceuticals - 7.6%
Bristol-Myers Squibb Co.	1,046,046	19,258
Johnson & Johnson	1,296,300	64,815
Merck & Co., Inc.	1,546,700	37,430
Pfizer, Inc.	5,953,100	73,283
Schering-Plough Corp.	1,404,600	24,426
Wyeth	1,921,800	78,448
		297,660
TOTAL HEALTH CARE		357,515
INDUSTRIALS - 8.6%
Aerospace & Defense - 2.8%
General Dynamics Corp.	167,083	7,322
Honeywell International, Inc.	1,663,000	44,618
Spirit AeroSystems Holdings, Inc. Class A (a)	756,800	7,507
The Boeing Co.	514,717	16,183
United Technologies Corp.	840,428	34,315
		109,945
Building Products - 0.2%
Masco Corp.	1,207,900	6,221
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
Avery Dennison Corp.	399,500	$ 8,050
Electrical Equipment - 0.0%
Regal-Beloit Corp.	32,700	938
Industrial Conglomerates - 3.1%
3M Co.	497,771	22,629
General Electric Co.	4,712,100	40,100
Rheinmetall AG	287,642	9,401
Siemens AG sponsored ADR	581,400	29,430
Textron, Inc.	1,232,000	6,961
Tyco International Ltd.	621,400	12,459
		120,980
Machinery - 1.8%
Caterpillar, Inc.	90,000	2,215
Cummins, Inc.	365,700	7,607
Danaher Corp.	227,100	11,528
Eaton Corp.	382,200	13,817
Illinois Tool Works, Inc.	288,772	8,028
Ingersoll-Rand Co. Ltd. Class A	585,553	8,303
Kennametal, Inc.	445,800	7,275
SPX Corp.	275,500	12,199
		70,972
Professional Services - 0.1%
Equifax, Inc.	245,487	5,278
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	88,500	5,201
Union Pacific Corp.	265,200	9,950
		15,151
TOTAL INDUSTRIALS		337,535
INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	2,253,800	32,838
Motorola, Inc.	2,080,892	7,325
		40,163
Computers & Peripherals - 2.0%
EMC Corp. (a)	328,200	3,446
Hewlett-Packard Co.	1,132,855	32,887
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
International Business Machines Corp.	446,000	$ 41,045
Seagate Technology	258,578	1,112
		78,490
Electronic Equipment & Components - 0.2%
Tyco Electronics Ltd.	835,971	7,925
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	398,300	7,699
IT Services - 0.8%
MoneyGram International, Inc. (a)	340,342	476
The Western Union Co.	1,185,000	13,225
Visa, Inc.	294,200	16,684
		30,385
Office Electronics - 0.1%
Xerox Corp.	1,005,780	5,210
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	868,993	16,198
Applied Materials, Inc.	3,100,000	28,551
Intel Corp.	3,495,300	44,530
Micron Technology, Inc. (a)	802,300	2,583
National Semiconductor Corp.	1,607,900	17,526
		109,388
Software - 1.9%
CA, Inc.	552,441	9,364
Microsoft Corp.	1,494,254	24,132
Oracle Corp. (a)	1,600,000	24,864
Symantec Corp. (a)	1,029,833	14,243
		72,603
TOTAL INFORMATION TECHNOLOGY		351,863
MATERIALS - 1.2%
Chemicals - 0.7%
E.I. du Pont de Nemours & Co.	782,009	14,670
H.B. Fuller Co.	314,400	3,584
Linde AG	124,400	7,966
		26,220
Metals & Mining - 0.5%
Alcoa, Inc.	1,207,232	7,521
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Commercial Metals Co.	496,300	$ 5,067
Nucor Corp.	249,600	8,399
		20,987
TOTAL MATERIALS		47,207
TELECOMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 7.7%
AT&T, Inc.	7,670,400	182,325
Qwest Communications International, Inc.	8,350,400	28,308
Verizon Communications, Inc.	3,198,800	91,262
		301,895
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. (a)	3,645,347	11,993
Vodafone Group PLC sponsored ADR	814,900	14,464
		26,457
TOTAL TELECOMMUNICATION SERVICES		328,352
UTILITIES - 4.0%
Electric Utilities - 2.0%
Allegheny Energy, Inc.	1,054,100	24,919
Entergy Corp.	400,500	26,990
Exelon Corp.	574,401	27,123
		79,032
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	2,190,900	13,803
Multi-Utilities - 1.6%
Public Service Enterprise Group, Inc.	1,348,900	36,811
Wisconsin Energy Corp.	678,500	27,018
		63,829
TOTAL UTILITIES		156,664
TOTAL COMMON STOCKS (Cost $4,985,537)		3,765,053
Convertible Preferred Stocks - 0.8%
	Shares	Value (000s)
FINANCIALS - 0.2%
Commercial Banks - 0.1%
Fifth Third Bancorp 8.50%	36,700	$ 1,107
Huntington Bancshares, Inc. 8.50%	7,600	1,982
		3,089
Diversified Financial Services - 0.1%
Bank of America Corp. Series L, 7.25%	14,200	5,041
Insurance - 0.0%
American International Group, Inc. Series A, 8.50%	466,700	2,151
TOTAL FINANCIALS		10,281
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Schering-Plough Corp. 6.00%	76,000	12,922
MATERIALS - 0.3%
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	190,100	10,282
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $68,639)		33,485
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 0.59% (b)	113,256,578	113,257
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	58,030,400	58,030
TOTAL MONEY MARKET FUNDS (Cost $171,287)		171,287
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $5,225,463)		3,969,825
NET OTHER ASSETS - (1.3)%		(50,230)
NET ASSETS - 100%		$ 3,919,595
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 64
Fidelity Securities Lending Cash Central Fund	93
Total	$ 157
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,969,825	$ 3,877,309	$ 92,516	$ -
Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $5,316,205,000. Net unrealized depreciation aggregated $1,346,380,000, of which $131,830,000 related to appreciated investment securities and $1,478,210,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Independence Fund
Independence Class K

February 28, 2009

1.797942.105

FRE-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.1%
The Goodyear Tire & Rubber Co. (a)	1,000,000	$ 4,440
Distributors - 0.2%
Genuine Parts Co.	200,000	5,628
Diversified Consumer Services - 2.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	550,000	39,875
DeVry, Inc.	600,000	31,170
		71,045
Hotels, Restaurants & Leisure - 0.4%
Darden Restaurants, Inc.	250,000	6,785
Krispy Kreme Doughnuts, Inc. warrants 3/2/12 (a)	11,563	1
Starwood Hotels & Resorts Worldwide, Inc.	500,000	5,795
		12,581
Household Durables - 0.4%
Gafisa SA sponsored ADR (d)	1,239,900	10,242
Media - 2.1%
Comcast Corp. Class A (special) (non-vtg.)	2,000,000	24,300
The DIRECTV Group, Inc. (a)	1,800,000	35,892
		60,192
Multiline Retail - 0.8%
Target Corp.	800,000	22,648
Specialty Retail - 1.0%
Best Buy Co., Inc.	450,000	12,969
Lowe's Companies, Inc.	1,000,000	15,840
		28,809
TOTAL CONSUMER DISCRETIONARY		215,585
CONSUMER STAPLES - 8.7%
Beverages - 0.3%
The Coca-Cola Co.	200,000	8,170
Food & Staples Retailing - 5.2%
Costco Wholesale Corp.	1,200,000	50,808
Wal-Mart Stores, Inc.	1,964,700	96,742
		147,550
Household Products - 1.8%
Procter & Gamble Co.	1,078,200	51,937
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.4%
Philip Morris International, Inc.	1,200,000	$ 40,164
TOTAL CONSUMER STAPLES		247,821
ENERGY - 14.8%
Energy Equipment & Services - 2.3%
Noble Corp.	600,000	14,754
Transocean Ltd. (a)	850,000	50,805
		65,559
Oil, Gas & Consumable Fuels - 12.5%
Apache Corp.	125,000	7,386
Cabot Oil & Gas Corp.	725,200	14,772
Chesapeake Energy Corp.	2,010,400	31,443
Chevron Corp.	600,000	36,426
China Shenhua Energy Co. Ltd. (H Shares)	4,885,000	9,440
El Paso Corp.	3,000,000	20,250
Exxon Mobil Corp.	1,564,900	106,254
Hess Corp.	500,000	27,345
Occidental Petroleum Corp.	400,000	20,748
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,400,000	38,822
PT Bumi Resources Tbk	20,000,000	1,230
Quicksilver Resources, Inc. (a)	667,800	4,007
Southwestern Energy Co. (a)	1,100,000	31,647
Ultra Petroleum Corp. (a)	233,079	8,190
		357,960
TOTAL ENERGY		423,519
FINANCIALS - 13.9%
Capital Markets - 4.6%
Bank of New York Mellon Corp.	600,000	13,302
Goldman Sachs Group, Inc.	600,000	54,648
Morgan Stanley	2,500,000	48,850
State Street Corp.	650,000	16,426
		133,226
Commercial Banks - 2.7%
Industrial & Commercial Bank of China	8,700,000	3,504
PNC Financial Services Group, Inc.	750,000	20,505
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Uniao de Bancos Brasileiros SA (Unibanco) GDR	79,100	$ 4,139
Wells Fargo & Co.	4,100,000	49,610
		77,758
Consumer Finance - 0.2%
SLM Corp. (a)	1,100,000	5,060
Diversified Financial Services - 2.7%
Apollo Global Management LLC (a)(e)	1,703,400	3,407
Bank of America Corp.	4,000,000	15,800
JPMorgan Chase & Co.	2,500,000	57,125
		76,332
Insurance - 3.7%
ACE Ltd.	500,000	18,255
China Life Insurance Co. Ltd. ADR (d)	1,000,000	41,590
Everest Re Group Ltd.	200,000	13,026
MBIA, Inc. (a)(d)	1,000,000	2,740
RenaissanceRe Holdings Ltd.	449,973	20,262
The Travelers Companies, Inc.	300,000	10,845
		106,718
TOTAL FINANCIALS		399,094
HEALTH CARE - 26.4%
Biotechnology - 11.5%
Amgen, Inc. (a)	150,000	7,340
Biogen Idec, Inc. (a)	800,000	36,832
Celgene Corp. (a)	483,300	21,618
Cephalon, Inc. (a)(d)	800,000	52,472
Genentech, Inc. (a)	300,000	25,665
Genzyme Corp. (a)	800,000	48,744
Gilead Sciences, Inc. (a)	1,800,000	80,640
Myriad Genetics, Inc. (a)	350,000	27,598
Vertex Pharmaceuticals, Inc. (a)	900,000	27,207
		328,116
Health Care Equipment & Supplies - 3.6%
Baxter International, Inc.	1,100,000	56,001
Covidien Ltd.	1,500,000	47,505
		103,506
Health Care Providers & Services - 3.6%
Express Scripts, Inc. (a)	1,400,000	70,420
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Humana, Inc. (a)	600,000	$ 14,202
Medco Health Solutions, Inc. (a)	400,000	16,232
Tenet Healthcare Corp. (a)	2,000,000	2,220
		103,074
Pharmaceuticals - 7.7%
Abbott Laboratories	700,000	33,138
Elan Corp. PLC sponsored ADR (a)	1,640,800	10,140
Johnson & Johnson	600,000	30,000
Merck & Co., Inc.	2,300,000	55,660
Pfizer, Inc.	4,500,000	55,395
Schering-Plough Corp.	1,800,000	31,302
Wyeth	100,000	4,082
		219,717
TOTAL HEALTH CARE		754,413
INDUSTRIALS - 4.6%
Aerospace & Defense - 1.1%
AeroVironment, Inc. (a)(d)	450,000	14,049
Northrop Grumman Corp.	300,000	11,208
The Boeing Co.	200,000	6,288
		31,545
Airlines - 3.0%
AMR Corp. (a)	1,500,000	6,135
Continental Airlines, Inc. Class B (a)	2,200,000	22,044
Delta Air Lines, Inc. (a)	11,296,875	56,823
US Airways Group, Inc. (a)	500,000	1,425
		86,427
Construction & Engineering - 0.0%
China Communications Construction Co. Ltd. (H Shares)	2,000,000	1,900
Electrical Equipment - 0.4%
First Solar, Inc. (a)	100,000	10,574
Industrial Conglomerates - 0.1%
Textron, Inc.	500,000	2,825
TOTAL INDUSTRIALS		133,271
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 2.1%
Cisco Systems, Inc. (a)	1,518,800	$ 22,129
QUALCOMM, Inc.	500,000	16,715
Research In Motion Ltd. (a)	300,000	11,982
Starent Networks Corp. (a)	600,000	9,486
		60,312
Computers & Peripherals - 1.6%
Apple, Inc. (a)	514,200	45,923
Electronic Equipment & Components - 0.2%
Itron, Inc. (a)	100,000	4,466
Internet Software & Services - 1.0%
Equinix, Inc. (a)	300,000	13,923
Google, Inc. Class A (sub. vtg.) (a)	25,000	8,450
Omniture, Inc. (a)	600,000	6,816
		29,189
IT Services - 3.1%
Cognizant Technology Solutions Corp. Class A (a)	500,000	9,200
Lender Processing Services, Inc.	241,600	6,328
MasterCard, Inc. Class A (d)	250,000	39,508
Visa, Inc.	600,000	34,026
		89,062
Semiconductors & Semiconductor Equipment - 0.4%
Entropic Communications, Inc. (a)	626,000	357
Intel Corp.	500,000	6,370
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	800,000	6,032
		12,759
Software - 1.3%
Nintendo Co. Ltd.	101,700	28,679
Oracle Corp. (a)	500,000	7,770
		36,449
TOTAL INFORMATION TECHNOLOGY		278,160
MATERIALS - 8.0%
Chemicals - 3.7%
FMC Corp.	800,000	32,344
Intrepid Potash, Inc.	200,000	4,488
Monsanto Co.	40,401	3,081
Potash Corp. of Saskatchewan, Inc.	98,900	8,305
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Terra Industries, Inc.	800,000	$ 20,632
The Mosaic Co.	847,700	36,493
		105,343
Containers & Packaging - 0.3%
Crown Holdings, Inc. (a)	400,000	8,432
Metals & Mining - 4.0%
Agnico-Eagle Mines Ltd.	326,400	16,408
Barrick Gold Corp.	400,000	12,090
Freeport-McMoRan Copper & Gold, Inc. Class B	550,000	16,731
Goldcorp, Inc.	500,000	14,527
Impala Platinum Holdings Ltd.	920,800	10,806
Newmont Mining Corp.	1,049,000	43,670
		114,232
TOTAL MATERIALS		228,007
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.7%
Qwest Communications International, Inc.	1,000,000	3,390
Verizon Communications, Inc.	1,550,000	44,222
		47,612
Wireless Telecommunication Services - 1.5%
America Movil SAB de CV Series L sponsored ADR	200,000	5,096
China Mobile (Hong Kong) Ltd. sponsored ADR	200,000	8,670
Sprint Nextel Corp. (a)	4,408,743	14,505
TIM Participacoes SA sponsored ADR (non-vtg.)	700,000	9,919
Vivo Participacoes SA sponsored ADR	300,000	4,863
		43,053
TOTAL TELECOMMUNICATION SERVICES		90,665
UTILITIES - 2.5%
Electric Utilities - 0.2%
Exelon Corp.	150,000	7,083
Gas Utilities - 0.2%
Questar Corp.	200,000	5,766
Independent Power Producers & Energy Traders - 0.7%
NRG Energy, Inc. (a)	1,007,200	19,036
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 1.4%
PG&E Corp.	400,000	$ 15,288
Sempra Energy	400,000	16,628
Wisconsin Energy Corp.	200,000	7,964
		39,880
TOTAL UTILITIES		71,765
TOTAL COMMON STOCKS (Cost $3,490,095)		2,842,300
Money Market Funds - 3.3%

Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c) (Cost $92,952)	92,952,425	92,952
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $3,583,047)		2,935,252
NET OTHER ASSETS - (2.6)%		(74,032)
NET ASSETS - 100%		$ 2,861,220
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,407,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 79
Fidelity Securities Lending Cash Central Fund	188
Total	$ 267
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,935,252	$ 2,890,498	$ 44,754	$ -
Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $3,664,860,000. Net unrealized depreciation aggregated $729,608,000, of which $49,108,000 related to appreciated investment securities and $778,716,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2009